UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07657

                       Oppenheimer Developing Markets Fund
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

                     Date of reporting period: MAY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                   SHARES           VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS--96.0%
-----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--15.9%
-----------------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Amtek Auto Ltd.                                                 4,232,600   $  15,097,080
-----------------------------------------------------------------------------------------
Hyundai Autonet Co. Ltd.                                        6,046,429      21,077,112
                                                                            -------------
                                                                               36,174,192
-----------------------------------------------------------------------------------------
AUTOMOBILES--3.2%
Bajaj Auto Ltd.                                                   528,000      14,812,965
-----------------------------------------------------------------------------------------
Hero Honda Motors Ltd.                                            617,693       7,807,640
-----------------------------------------------------------------------------------------
Kia Motors Corp.                                                1,001,980      14,309,078
-----------------------------------------------------------------------------------------
PT Astra International Tbk                                     34,960,000      42,837,142
-----------------------------------------------------------------------------------------
Ssangyong Motor Co. 1                                           6,005,020      41,235,080
                                                                            -------------
                                                                              121,001,905
-----------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.9%
Danubius Hotel & Spa Rt. 1                                        235,074       5,286,777
-----------------------------------------------------------------------------------------
Hongkong & Shanghai Hotels Ltd. (The)                          18,671,000      19,558,073
-----------------------------------------------------------------------------------------
Intralot SA Integrated Lottery                                    885,110      26,356,794
-----------------------------------------------------------------------------------------
Jollibee Foods Corp.                                           38,650,000      21,251,833
                                                                            -------------
                                                                               72,453,477
-----------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.8%
Corporacion GEO SA de CV, Series B 1,2                         28,915,000      68,406,588
-----------------------------------------------------------------------------------------
Steinhoff International Holdings Ltd.                          17,805,600      35,293,558
                                                                            -------------
                                                                              103,700,146
-----------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.4%
GS Home Shopping, Inc. 2                                          687,900      52,009,990
-----------------------------------------------------------------------------------------
MEDIA--3.7%
Corporacion Interamericana de Entretenimiento SA de CV 1        5,300,000      10,274,385
-----------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                  478,100      28,686,000
-----------------------------------------------------------------------------------------
Shaw Brothers Ltd. 3                                            7,050,000       8,472,305
-----------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                  14,550,000      37,710,583
-----------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                      4,627,000      23,609,722
-----------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                              9,885,387      31,418,584
                                                                            -------------
                                                                              140,171,579
-----------------------------------------------------------------------------------------
MULTILINE RETAIL--1.1%
Lojas Americanas SA, Preference 2                           2,226,500,000      40,667,468
-----------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.6%
Courts (Singapore) Ltd. 2                                      11,425,000       3,769,948
-----------------------------------------------------------------------------------------
JD Group Ltd.                                                   2,291,800      20,226,862
                                                                            -------------
                                                                               23,996,810
-----------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Folli-Follie SA                                                   330,000       9,120,644
-----------------------------------------------------------------------------------------
CONSUMER STAPLES--11.5%
-----------------------------------------------------------------------------------------
BEVERAGES--2.8%
Coca-Cola Femsa SA de CV, Sponsored ADR 2                       1,360,000      32,368,000
-----------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                          1,191,000      35,956,290
-----------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, Sponsored ADR                276,400      15,132,900
-----------------------------------------------------------------------------------------
Serm Suk Public Co. Ltd.                                        7,323,000       3,676,820
-----------------------------------------------------------------------------------------


1      |      OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                   SHARES           VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------
BEVERAGES CONTINUED
United Breweries Holdings Ltd. 1,2                              1,850,000   $  12,298,800
-----------------------------------------------------------------------------------------
United Breweries Ltd. 1,2                                         698,719       7,027,117
                                                                            -------------
                                                                              106,459,927
-----------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar,
Sponsored ADR                                                   1,838,800      39,901,960
-----------------------------------------------------------------------------------------
Dairy Farm International Holdings Ltd.                          3,965,600      11,420,928
-----------------------------------------------------------------------------------------
Jeronimo Martins Sociedade Gestora de Participacoes SA          1,615,632      22,565,248
-----------------------------------------------------------------------------------------
Massmart Holdings Ltd.                                          3,058,500      18,973,186
-----------------------------------------------------------------------------------------
President Chain Store Corp.                                    12,297,074      22,543,656
                                                                            -------------
                                                                              115,404,978
-----------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Sadia SA, Preference                                           14,005,000      22,900,892
-----------------------------------------------------------------------------------------
Tiger Brands Ltd.                                                 945,000      14,992,071
                                                                            -------------
                                                                               37,892,963
-----------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Able C&C 1,2                                                      241,469      11,178,690
-----------------------------------------------------------------------------------------
Trent Ltd.                                                        637,569       9,849,895
                                                                            -------------
                                                                               21,028,585
-----------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.3%
Amore Pacific Corp.                                               130,675      34,176,538
-----------------------------------------------------------------------------------------
Natura Cosmeticos SA                                              479,700      16,000,618
                                                                            -------------
                                                                               50,177,156
-----------------------------------------------------------------------------------------
TOBACCO--2.7%
Eastern Tobacco Co.                                               806,691      25,754,254
-----------------------------------------------------------------------------------------
ITC Ltd.                                                        1,561,400      57,088,353
-----------------------------------------------------------------------------------------
PT Gudang Garam                                                13,195,500      17,884,214
                                                                            -------------
                                                                              100,726,821
-----------------------------------------------------------------------------------------
ENERGY--5.7%
-----------------------------------------------------------------------------------------
OIL & GAS--5.7%
Bharat Petroleum Corp. Ltd.                                     3,409,955      30,494,740
-----------------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                                      663,090      13,964,296
-----------------------------------------------------------------------------------------
Reliance Industries Ltd.                                        4,567,155      55,875,879
-----------------------------------------------------------------------------------------
S-Oil Corp.                                                       456,260      33,738,333
-----------------------------------------------------------------------------------------
SK Corp.                                                        1,528,422      79,493,114
                                                                            -------------
                                                                              213,566,362
-----------------------------------------------------------------------------------------
FINANCIALS--24.5%
-----------------------------------------------------------------------------------------
COMMERCIAL BANKS--11.9%
Banco Bradesco SA, Preference                                   2,175,123      69,961,416
-----------------------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones SA, Cl. E 2              1,882,500      34,449,750
-----------------------------------------------------------------------------------------
Bank Hapoalim Ltd.                                              7,078,804      24,852,827
-----------------------------------------------------------------------------------------
Bank Leumi Le-Israel                                           11,800,000      33,431,550
-----------------------------------------------------------------------------------------
Commercial International Bank, Sponsored GDR                    1,589,508      12,159,736
-----------------------------------------------------------------------------------------
Commercial International Bank, Sponsored GDR 4                  1,800,000      13,770,000
-----------------------------------------------------------------------------------------
Grupo Financiero Banorte SA de CV                               3,800,000      25,308,080
-----------------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                              24,049,000      51,260,461
-----------------------------------------------------------------------------------------


2      |      OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                   SHARES           VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
HSBC Holdings plc                                               2,694,989   $  42,951,620
-----------------------------------------------------------------------------------------
HSBC Holdings plc, Sponsored ADR                                  142,458      11,305,467
-----------------------------------------------------------------------------------------
ICICI Bank Ltd.                                                   871,655       7,811,025
-----------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                  1,925,000      37,402,750
-----------------------------------------------------------------------------------------
PT Bank Mandiri                                               198,900,000      34,689,431
-----------------------------------------------------------------------------------------
TMB Bank Public Co. Ltd. 1                                    110,000,000      10,948,923
-----------------------------------------------------------------------------------------
Uniao de Bancos Brasileiros SA, Sponsored GDR                     998,200      35,835,380
                                                                            -------------
                                                                              446,138,416
-----------------------------------------------------------------------------------------
CONSUMER FINANCE--0.3%
Tisco Finance Public Co. Ltd.                                  16,493,280      10,249,946
-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.1%
Fubon Financial Holding Co. Ltd.                               36,147,000      34,156,637
-----------------------------------------------------------------------------------------
Fubon Financial Holding Co. Ltd., GDR                           1,639,500      15,329,325
-----------------------------------------------------------------------------------------
Guoco Group Ltd.                                                2,584,000      25,988,291
-----------------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS                                    8,847,551      30,345,576
-----------------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS, Sponsored ADR                    12,000,000      10,260,000
-----------------------------------------------------------------------------------------
Kiatnakin Finance Public Co. Ltd.                              12,500,020       8,971,127
-----------------------------------------------------------------------------------------
Old Mutual plc                                                 13,855,890      29,709,357
                                                                            -------------
                                                                              154,760,313
-----------------------------------------------------------------------------------------
INSURANCE--2.4%
Aksigorta AS 2                                                  8,762,905      33,715,831
-----------------------------------------------------------------------------------------
Sanlam Ltd.                                                    33,590,400      55,238,040
                                                                            -------------
                                                                               88,953,871
-----------------------------------------------------------------------------------------
REAL ESTATE--4.0%
Brazil Realty SA Empreendimentos e Participacoes 2,3              394,000         948,413
-----------------------------------------------------------------------------------------
Brazil Realty SA, GDR 2,3                                         435,720       9,672,984
-----------------------------------------------------------------------------------------
Hang Lung Development Co.                                       9,117,000      15,584,916
-----------------------------------------------------------------------------------------
Henderson Land Development Co. Ltd.                             1,435,000       6,547,585
-----------------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA, Sponsored GDR 1           550,700       6,856,215
-----------------------------------------------------------------------------------------
Medinet Nasr for Housing & Development Co. 2                    1,316,496      11,358,896
-----------------------------------------------------------------------------------------
Midland Holdings Ltd.                                          27,396,000      16,134,349
-----------------------------------------------------------------------------------------
SM Prime Holdings, Inc.                                       419,421,677      58,423,841
-----------------------------------------------------------------------------------------
Solidere, GDR 1                                                    53,075         636,900
-----------------------------------------------------------------------------------------
Solidere, GDR 1,4                                               2,129,378      25,552,536
                                                                            -------------
                                                                              151,716,635
-----------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.8%
Housing Development Finance Corp. Ltd.                          3,975,000      69,246,771
-----------------------------------------------------------------------------------------
HEALTH CARE--2.1%
-----------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Diagnosticos da America 1                                       1,650,000      19,995,850
-----------------------------------------------------------------------------------------
PHARMACEUTICALS--1.6%
Divi's Laboratories Ltd. 2                                        954,666      23,693,174
-----------------------------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd.                              2,884,238      34,637,226
                                                                            -------------
                                                                               58,330,400


3      |      OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                   SHARES           VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------
INDUSTRIALS--6.7%
-----------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.7%
Empresa Brasileira de Aeronautica SA                            2,282,000   $  13,638,016
-----------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, Preference                6,795,500      51,385,769
                                                                            -------------
                                                                               65,023,785
-----------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.7%
Sinotrans Ltd. 2                                               91,900,000      26,871,863
-----------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Taiwan Secom                                                    2,915,000       4,352,614
-----------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Kyeryong Construction Industrial Co. Ltd.                         330,260       6,894,121
-----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Bharat Heavy Electricals Ltd.                                     749,926      15,101,367
-----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.7%
LG Chemical Ltd.                                                  710,680      18,166,211
-----------------------------------------------------------------------------------------
Murray & Roberts Holdings Ltd.                                  4,000,000       8,016,738
                                                                            -------------
                                                                               26,182,949
-----------------------------------------------------------------------------------------
MACHINERY--2.6%
Hyundai Heavy Industries Co. Ltd.                               1,110,000      58,612,671
-----------------------------------------------------------------------------------------
Larsen & Toubro Ltd.                                            1,583,950      37,893,515
                                                                            -------------
                                                                               96,506,186
-----------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
All America Latina Logistica                                      318,820       9,249,022
-----------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
LG International Corp.                                            137,160       1,578,874
-----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.2%
-----------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.9%
Benq Corp.                                                     31,934,850      32,856,963
-----------------------------------------------------------------------------------------
High Tech Computer Corp.                                        4,337,000      38,182,643
-----------------------------------------------------------------------------------------
Lite-On Technology Corp.                                       34,440,270      36,753,552
-----------------------------------------------------------------------------------------
Quanta Computer, Inc.                                          21,553,000      39,298,089
                                                                            -------------
                                                                              147,091,247
-----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Synnex Technology International Corp.                          23,302,800      34,844,614
-----------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.1%
NHN Corp. 1                                                        34,600       3,683,023
-----------------------------------------------------------------------------------------
IT SERVICES--2.6%
Flextronics Software Systems Ltd.                               1,259,205      17,869,198
-----------------------------------------------------------------------------------------
HCL Technologies Ltd.                                           4,118,600      34,295,531
-----------------------------------------------------------------------------------------
NIIT Ltd.                                                         470,303       2,101,583
-----------------------------------------------------------------------------------------
NIIT Technologies Ltd. 1                                        1,276,324       4,009,845
-----------------------------------------------------------------------------------------
Tata Consultancy Services Ltd.                                  1,343,360      40,997,812
                                                                            -------------
                                                                               99,273,969
-----------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.3%
Mtekvision Co. Ltd.                                                30,893         863,375
-----------------------------------------------------------------------------------------
Telechips, Inc. 2                                                 546,443       9,058,763
                                                                            -------------
                                                                                9,922,138


4      |      OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                   SHARES           VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------
SOFTWARE--0.4%
Mphasis BFL Ltd.                                                2,281,432   $  13,592,120
-----------------------------------------------------------------------------------------
MATERIALS--8.6%
-----------------------------------------------------------------------------------------
CHEMICALS--1.2%
Asian Paints Ltd.                                               2,622,800      23,071,648
-----------------------------------------------------------------------------------------
Finetec Corp. 2                                                 1,413,868      13,652,063
-----------------------------------------------------------------------------------------
Petkim Petrokimya Holding AS 1                                  1,847,466       7,243,637
                                                                            -------------
                                                                               43,967,348
-----------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.1%
Cemex SA de CV, Sponsored ADR                                   1,022,294      39,051,631
-----------------------------------------------------------------------------------------
Ultra Tech Cement Ltd.                                            133,448         991,023
                                                                            -------------
                                                                               40,042,654
-----------------------------------------------------------------------------------------
METALS & MINING--6.3%
Anglo Platinum Ltd.                                             1,130,000      48,448,600
-----------------------------------------------------------------------------------------
Companhia de Minas Buenaventura SA, Sponsored ADR, B Shares     1,213,500      25,944,630
-----------------------------------------------------------------------------------------
Companhia Siderurgica Nacional SA, Sponsored ADR                1,568,400      27,995,940
-----------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                       2,810,000      69,350,800
-----------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                     279,000      23,353,948
-----------------------------------------------------------------------------------------
PT Aneka Tambang Tbk 2                                        174,425,000      43,065,639
                                                                            -------------
                                                                              238,159,557
-----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.0%
-----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.4%
Magyar Telekom                                                  7,694,242      29,845,145
-----------------------------------------------------------------------------------------
Portugal Telecom SA                                             1,675,000      17,161,334
-----------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                               107,973,500      52,925,370
-----------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA                               3,149,999      63,849,741
-----------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA, ADR 1                           32,586         660,511
                                                                            -------------
                                                                              164,442,101
-----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.6%
America Movil SA de CV, Series L                                  440,000      24,939,200
-----------------------------------------------------------------------------------------
Orascom Telecom Holding SAE                                       378,613      33,678,590
-----------------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                               158,750      29,071,340
-----------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                        2,855,900      59,745,428
-----------------------------------------------------------------------------------------
Turkcell Iletisim Hizmetleri AS, ADR                            1,613,200      25,907,992
-----------------------------------------------------------------------------------------
Vodafone Egypt Telecommunications Co. SAE                       2,852,120      38,738,631
                                                                            -------------
                                                                              212,081,181
-----------------------------------------------------------------------------------------
UTILITIES--2.8%
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.2%
Companhia Energetica de Minas Gerais, Preference            1,936,121,000      58,666,194
-----------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA 1                                308,159,800      11,715,060
-----------------------------------------------------------------------------------------
National Thermal Power Corp. Ltd.                               6,702,500      12,784,540
                                                                            -------------
                                                                               83,165,794
-----------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Gail India Ltd.                                                 3,237,690      15,836,929
-----------------------------------------------------------------------------------------
Transportadora de Gas del Sur SA, Cl. B 1,3                     6,000,000       7,494,795
                                                                            -------------
                                                                               23,331,724


5      |      OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                           --------------
Total Common Stocks (Cost $2,699,308,300)                                   3,609,303,456

                                                                   UNITS            VALUE
-----------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------
Trent Ltd. Rts., Exp. 6/6/05 1  (Cost $0)                         63,756   $      402,064

                                                               PRINCIPAL
                                                                  AMOUNT
-----------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.4%
-----------------------------------------------------------------------------------------
Undivided interest of 31.45% in joint repurchase agreement
(Principal Amount/Value $400,346,000, with a maturity value
of $400,378,584) with Cantor Fitzgerald & Co./Cantor
Fitzgerald Securities, 2.93%, dated 5/31/05, to be
repurchased at $125,924,248 on 6/1/05, collateralized by
U.S. Treasury Bonds, 6.875%--8.875%, 2/15/19--8/15/25, with
a value of $409,218,026 (Cost $125,914,000)                 $125,914,000      125,914,000
-----------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,825,222,300)                   99.4%   3,735,619,520
-----------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                      0.6       24,329,254
                                                            -----------------------------
NET ASSETS                                                         100.0%  $3,759,948,774
                                                            =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of May 31, 2005 amounts to $434,213,977. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES           GROSS            GROSS           SHARES
                                                AUGUST 31, 2004       ADDITIONS       REDUCTIONS     MAY 31, 2005
-----------------------------------------------------------------------------------------------------------------
Able C&C                                                     --         241,469               --          241,469
Aksigorta AS                                      8,762,905,700              --    8,754,142,795 *      8,762,905
Banco Latinoamericano de Exportaciones
SA, Cl. E                                               405,000       1,477,500               --        1,882,500
Brazil Realty SA Empreendimentos e
Participacoes                                           394,000              --               --          394,000
Brazil Realty SA, GDR                                   435,720              --               --          435,720
Coca-Cola Femsa SA de CV, Sponsored ADR                 543,450         816,550               --        1,360,000
Corporacion GEO SA de CV, Series B                   28,530,000         385,000               --       28,915,000
Courts (Singapore) Ltd.                              10,700,000         725,000               --       11,425,000
Divi's Laboratories Ltd.                                381,652         573,014               --          954,666
Finetec Corp.                                                --       1,413,868               --        1,413,868
GS Home Shopping, Inc.                                  687,900              --               --          687,900
Hyundai Autonet Co. Ltd.**                           10,200,000              --        4,153,571        6,046,429
Lojas Americanas SA, Preference                   2,226,500,000              --               --    2,226,500,000
Medinet Nasr for Housing & Development Co.            1,060,000         256,496               --        1,316,496
PT Aneka Tambang Tbk                                135,094,900      39,330,100               --      174,425,000


6      |      OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

PT Hero Supermarket Tbk                              20,000,000              --       20,000,000             --
Sinotrans Ltd.                                       76,500,000      15,400,000               --     91,900,000
Telechips, Inc.                                              --         546,443               --        546,443
United Breweries Holdings Ltd.                        1,850,000              --               --      1,850,000
United Breweries Ltd.                                 1,462,826              --          764,107        698,719

                                                                                        DIVIDEND       REALIZED
                                                                          VALUE           INCOME           GAIN
---------------------------------------------------------------------------------------------------------------
Able C&C                                                         $   11,178,690   $           --   $         --
Aksigorta AS                                                         33,715,831        1,762,020             --
Banco Latinoamericano de Exportaciones SA,
Cl. E                                                                34,449,750        3,052,750             --
Brazil Realty SA Empreendimentos e
Participacoes                                                           948,413           34,596             --
Brazil Realty SA, GDR                                                 9,672,984          373,456             --
Coca-Cola Femsa SA de CV, Sponsored ADR                              32,368,000          394,493             --
Corporacion GEO SA de CV, Series B                                   68,406,588               --             --
Courts (Singapore) Ltd.                                               3,769,948          300,601             --
Divi's Laboratories Ltd.                                             23,693,174               --             --
Finetec Corp.                                                        13,652,063               --             --
GS Home Shopping, Inc.                                               52,009,990        1,692,720             --
Hyundai Autonet Co. Ltd.**                                                   -- **       720,989        223,423
Lojas Americanas SA, Preference                                      40,667,468        1,080,032             --
Medinet Nasr for Housing & Development Co.                           11,358,896          472,762             --
PT Aneka Tambang Tbk                                                 43,065,639          306,515             --
PT Hero Supermarket Tbk                                                      --               --      3,986,401
Sinotrans Ltd.                                                       26,871,863          277,633             --
Telechips, Inc.                                                       9,058,763               --             --
United Breweries Holdings Ltd.                                       12,298,800               --             --
United Breweries Ltd.                                                 7,027,117           74,020      8,264,046
                                                                 ----------------------------------------------

                                                                 $  434,213,977   $   10,542,587   $ 12,473,870
                                                                 ==============================================

*  Due to share revaluation

** No longer an affiliate as of May 31, 2005.

3. Illiquid security. The aggregate value of illiquid securities as of May 31, 2005 was $26,588,497, which represents 0.71% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $39,322,536 or 1.05% of the Fund's net assets as of May 31, 2005.


7      |      OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                       VALUE         PERCENT
--------------------------------------------------------------------------------
India                                            $  647,473,470           17.3%
Brazil                                              598,352,324           16.0
Korea, Republic of South                            488,543,804           13.1
Mexico                                              295,427,245            7.9
Taiwan                                              258,318,093            6.9
South Africa                                        224,543,003            6.0
Indonesia                                           191,401,796            5.1
Egypt                                               135,460,107            3.6
United States                                       125,914,000            3.4
Hong Kong                                           115,895,241            3.1
Turkey                                              107,473,036            2.9
United Kingdom                                       83,966,444            2.3
Philippines                                          79,675,674            2.1
Israel                                               58,284,377            1.6
Singapore                                            41,480,531            1.1
Portugal                                             39,726,582            1.1
Greece                                               35,477,438            1.0
Hungary                                              35,131,922            0.9
Panama                                               34,449,750            0.9
Thailand                                             33,846,816            0.9
China                                                26,871,863            0.7
Lebanon                                              26,189,436            0.7
Peru                                                 25,944,630            0.7
Argentina                                            14,351,010            0.4
Bermuda                                              11,420,928            0.3
                                                 -------------------------------
Total                                            $3,735,619,520          100.0%
                                                 ===============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation a nd depreciation of securities and other investments for federal income tax purposes as of May 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $2,827,408,934
                                              ===============

Gross unrealized appreciation                 $  975,685,968
Gross unrealized depreciation                    (67,475,382)
                                              ---------------
Net unrealized appreciation                   $  908,210,586
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and


8      |      OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

"asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of May 31, 2005, the Fund had outstanding foreign currency contracts as follows:


9      |      OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS  MAY 31, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                CONTRACT
                                  EXPIRATION      AMOUNT      VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                   DATES      (000s)         MAY 31, 2005   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Indonesia Rupiah (IDR)                6/1/05   4,736,172 IDR       $  497,602   $         --   $      1,048
                                                                                ---------------------------

CONTRACTS TO SELL

South African Rand (ZAR)       6/1/05-6/2/05      19,844 ZAR        2,913,595         79,796             --
                                                                                ---------------------------
Total unrealized appreciation and depreciation                                  $     79,796   $      1,048
                                                                                ===========================

ILLIQUID SECURITIES. As of May 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


10      |      OPPENHEIMER DEVELOPING MARKETS FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
           (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
           (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund

By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      -------------------
      John V. Murphy

      Principal Executive Officer

Date: July 15, 2005


By:   /s/ Brian W. Wixted
      --------------------
      Brian W. Wixted

Date: July 15, 2005